                        LIFE CYCLE MUTUAL FUNDS(TM), INC.



                          Life Cycle Equity Fund(TM)
                           Life Cycle Bond Fund(TM)
                     Life Cycle Retirement Income Fund(TM)
                          Life Cycle Harvest Fund(TM)






                                 Annual Report
                                 July 31, 1997

LIFE CYCLE MUTUAL FUNDS, INC
Life Cycle Equity Fund
Portfolio of Investments - July 31, 1997


Shares/
Principal                                                                   Value
Amount                                                                     (Note 2)
------                                                                     --------
              Common Stocks - 96.00%

              Auto Parts & Equipment - 4.95%
   5,600      Dana Corp.                                                   $  254,450
   5,600      Genuine Parts                                                   182,700
                                                                           ----------
                                                                              437,150
                                                                           ----------
              Banks (Major Regional)- 15.23%
   4,400      Banc One                                                        246,950
   3,500      Corestates                                                      215,906
   3,300      Fleet Financial                                                 223,987
   3,400      Keycorp                                                         211,438
   4,500      Mellon Bank Corp.                                               226,969
   3,700      National City Corp.                                             220,150
                                                                           ----------
                                                                            1,345,400
                                                                           ----------
              Banks (Money Center) - 2.63%
   2,000      J.P. Morgan                                                     231,750
                                                                           ----------
              Chemicals - 4.56%
   2,200      Dow Chemical                                                    209,000
   3,200      Eastman Chemical                                                193,600
                                                                           ----------
                                                                              402,600
                                                                           ----------
              Distributors (Food & Health) - 2.57%
   5,600      Supervalu Inc.                                                  226,800
                                                                           ----------
              Electric Companies - 16.15%
   5,700      Carolina Power & Light                                          203,062
   6,500      ConEd                                                           205,563
   4,100      Duke Power                                                      207,819
   4,300      FPL Group                                                       205,863
   5,600      General Public Utilities                                        194,250
   8,900      PECO Energy                                                     209,150
   9,100      Southern Co.                                                    199,631
                                                                           ----------
                                                                            1,425,338
                                                                           ----------
              Financial (Diversified) - 2.41%
   4,000      American General                                                213,000
                                                                           ----------
              Insurance Brokers - 2.28%
   2,600      Marsh & McLennan                                                201,338
                                                                           ----------

                See accompanying notes to financial statements.

LIFE CYCLE MUTUAL FUNDS, INC
Life Cycle Equity Fund
Portfolio of Investments - July 31, 1997


Shares/
Principal                                                                             Value
Amount                                                                               (Note 2)
------                                                                               --------
              Insurance (Multi-Line) - 2.41%
   3,000      Lincoln Nat'l                                                         $  213,000
                                                                                     ---------
              Natural Gas - 11.71%
   5,800      Eastern Enterprises                                                      207,713
   5,600      Nicor                                                                    205,100
   6,200      Oneok Inc.                                                               217,000
   6,000      Pacific Enterprises                                                      200,625
   5,300      Peoples Energy                                                           203,387
                                                                                     ---------
                                                                                     1,033,825
                                                                                     ---------
              Oil (Domestic Integrated) - 2.40%
   4,600      Phillips Petroleum                                                       211,888
                                                                                     ---------
              Oil (Int'l Integrated) - 9.96%
   2,200      AMOCO                                                                    206,800
   2,900      Chevron                                                                  229,463
   2,600      Mobil                                                                    198,900
   2,100      Texaco                                                                   243,731
                                                                                     ---------
                                                                                       878,894
                                                                                     ---------
              Oil & Gas (Exploration/Production) - 2.27%
   3,200      Kerr McGee                                                               200,400
                                                                                     ---------
              Paper & Forest Products - 4.95%
   4,800      Potlatch                                                                 229,500
   6,200      Westvaco                                                                 207,312
                                                                                     ---------
                                                                                       436,812
                                                                                     ---------
              Telephone -11.52%
   6,300      Alltel                                                                   207,113
   2,700      Ameritech                                                                182,081
   3,000      Bell Atlantic                                                            217,687
   4,300      Bellsouth                                                                203,712
  10,000      Frontier Corp.                                                           206,250
                                                                                     ---------
                                                                                     1,016,843
                                                                                     ---------
              Total Common Stocks (Cost-$7,321,289)                                  8,475,038
                                                                                     ---------

                See accompanying notes to financial statements.

LIFE CYCLE MUTUAL FUNDS, INC
Life Cycle Equity Fund
Portfolio of Investments - July 31, 1997


Shares/
Principal                                                                                 Value
Amount                                                                                   (Note 2)
------                                                                                   --------
               U.S. Treasury Obligations - 5.66%
$ 500,000      U.S. Treasury Bills, 5.08%, 8/7/97                                      $  499,528
                                                                                       ----------
               Total U.S. Treasury Obligations (Cost-$499,596)                            499,528
                                                                                       ----------
               Cash Sweep Account - 1.21%

  106,709      Bank of New York Cash Reserve                                              106,709
                                                                                       ----------
               Total Cash Sweep Account (Cost - $106,709)                                 106,709
                                                                                       ----------
               Total Investments (Cost - $7,927,594) (a) - 102.87%                      9,081,275

               Liabilities in excess of other assets - (2.87)%                           (253,191)
                                                                                       ----------
               Net Assets - 100%                                                       $8,828,084
                                                                                       ----------
               (a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $1,835. Cost for federal income tax purposes differs from value by unrealized appreciation of securities as follows:

                                    Unrealized appreciation                            $1,182,731
                                    Unrealized depreciation                               (30,885)
                                                                                       ----------
                                    Net unrealized appreciation                        $1,151,846
                                                                                       ==========

                See accompanying notes to financial statements.

LIFE CYCLE MUTUAL FUNDS, INC.
Life Cycle Bond Fund
Portfolio of Investments - July 31, 1997


 Principal                                                       Value
  Amount                                                        (Note 2)
----------                                                     ---------
            U.S. Treasury Obligations - 94.71%

            U.S. Treasury Notes
$ 20,000    4.75%, 10/31/98                                    $ 19,784
  20,000    5.50%, 2/28/99                                       19,942
  25,000    6.00%, 8/15/99                                       25,113
  75,000    5.875%, 6/30/00                                      75,123
  90,000    5.50%, 12/31/00                                      89,059
  80,000    5.625%, 2/28/01                                      79,447
  75,000    5.75%, 8/15/03                                       74,312
                                                               ---------
                                                                382,780
                                                               ---------
            Total U.S. Treasury Obligations (Cost-$379,845)     382,780
                                                               ---------
            Cash Sweep Account - 6.06%

  24,476    Bank of New York Cash Reserve                        24,476
                                                               ---------
            Total Cash Sweep Account (Cost-$24,476)              24,476
                                                               ---------
            Total Investments (Cost-$404,321) (a) - 100.77%     407,256

            Liabilities in excess of other assets - (0.77)%      (3,123)
                                                               ---------
            Net Assets - 100%                                  $404,133
                                                               =========

            (a) Represents cost for federal income tax purposes
                 and differs from value by net unrealized appreciation of securities as follows:

                      Unrealized appreciation                  $  3,411
                      Unrealized depreciation                      (476)
                                                               --------
                      Net unrealized appreciation              $  2,935
                                                               ========

                See accompanying notes to financial statements.

LIFE CYCLE MUTUAL FUNDS, INC.
Life Cycle Retirement Income Fund
Portfolio of Investments - July 31, 1997


 Principal                                                                       Value
  Amount                                                                        (Note 2)
----------                                                                      --------
             U.S. Treasury Obligations - 95.97%

             U.S. Treasury Notes
 $ 25,000    5.125%, 11/30/98                                                   $ 24,832
   25,000    6.00%, 8/15/99                                                       25,113
   25,000    6.00%,  10/15/99                                                     25,166
   50,000    5.50%,  4/15/00                                                      49,636
   55,000    5.75%, 10/31/00                                                      54,865
   40,000    5.50%, 12/31/00                                                      39,582
   75,000    5.625%, 2/28/01                                                      74,482
   50,000    5.75%, 8/15/03                                                       49,541
                                                                                ---------
                                                                                 343,217
                                                                                ---------
             Total U.S. Treasury Obligations (Cost-$341,827)                     343,217
                                                                               ---------
             Cash Sweep Account- 5.93%

   21,216    Bank of New York Cash Reserve                                        21,216
                                                                               ---------
             Total Cash Sweep Account (Cost-$21,216)                              21,216
                                                                               ---------
             Total Investments (Cost-$363,043) (a) - 101.90%                     364,433

             Liabilities in excess of other assets - (1.90)%                      (6,795)
                                                                               ---------
             Net Assets - 100%                                                 $ 357,638
                                                                               =========

            (a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

                                   Unrealized appreciation                     $   2,249
                                   Unrealized depreciation                          (859)
                                                                               ---------
                                   Net unrealized appreciation                 $   1,390
                                                                                ========

                See accompanying notes to financial statements.

LIFE CYCLE MUTUAL FUNDS, INC.
Life Cycle Harvest Fund
Portfolio Investments - July 31, 1997


 Principal                                                                     Value
  Amount                                                                     (Note 2)
----------                                                                   --------

               U.S. Treasury Obligations - 128.42%

 $ 200,000    U.S. Treasury Bills,  5.08%, 8/7/97                           $ 199,806
                                                                            ---------

              Total Investments (Cost-$199,838) (a) - 128.42%                 199,806

              Liabilities in excess of other assets - (28.42)%                (44,217)
                                                                            ---------
               Net Assets - 100%                                            $ 155,589
                                                                            =========

              (a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

                            Unrealized appreciation                         $       0
                            Unrealized depreciation                               (32)
                                                                            ---------
                             Net unrealized depreciation                    $     (32)
                                                                            =========

                See accompanying notes to financial statements.

Life Cycle Mutual Funds, Inc.
Statements of Assets and Liabilities
July 31, 1997



                                                        Equity               Bond           Retirement            Harvest
                                                         Fund                Fund           Income Fund             Fund
                                                      -----------        ------------       ------------        -----------
ASSETS
Investments, at value (cost $7,927,594;
$404,321; $363,043; and $199,838,
respectively)                                         $  9,081,275       $    407,256       $    364,433        $    199,806
Interest and dividends receivable                           32,998              6,330              6,766                 891
Unamortized organization expense                            21,300             21,337             16,897              21,337
Receivable from Advisor                                    263,807             46,464             40,088              43,196
Allowance against Receivable from Adviser                 (263,807)           (46,464)           (40,088)            (43,196)
                                                      ------------        -----------       ------------        ------------
                   Total Assets                          9,135,573            434,923            388,096             222,034
                                                      ------------        -----------       ------------        ------------

LIABILITIES
Dividends payable                                           42,031              1,106              1,062                 574
Cash overdraft                                                   0                  0                  0              20,346
Administration fee payable                                 158,651              8,104              8,674              12,071
Audit fee payable                                           38,499              1,967              2,105               2,929
Distribution fee payable                                    19,188                914                850                 777
Organization expenses payable                                9,431              9,431              9,431               9,430
Directors' fee payable                                       2,538                130                139                 193
Custodian fee payable                                        4,401              3,687              3,531               3,634
Legal fee payable                                           16,327                834                893               1,242
Registration and filing expense payable                      8,867              3,280              3,271               3,491
Fund accounting fee payable                                    155                 81                 92                  12
Transfer agent fee payable                                   4,739              1,123                265                 453
Miscellaneous payable                                        2,662                133                145              11,293
                                                      ------------        -----------       ------------        ------------
                   Total Liabilities                       307,489             30,790             30,458              66,445
                                                      ------------        -----------       ------------        ------------

NET ASSETS                                            $  8,828,084        $   404,133       $   357,638         $    155,589
                                                      ============        ===========       ===========         ============

NET ASSETS CONSIST OF:
Capital Stock                                                  675                 45                40                   20
Additional paid in capital                               7,680,909            447,614           396,296              198,036
Accumulated net investment losses                         (263,806)           (46,461)          (40,088)             (42,143)
Accumulated realized gains/(losses) on
 investments                                               256,625                  0                 0                 (292)
Net unrealized appreciation/(depreciation)
 from investments                                        1,153,681              2,935             1,390                  (32)
                                                      ------------        -----------       -----------        -------------
NET ASSETS                                            $  8,828,084        $   404,133       $   357,638        $     155,589
                                                      ============        ===========       ===========         ============
Shares of beneficial interest outstanding                  674,768             45,184            40,079               19,783
                                                      ============        ===========       ===========         ============

Net Asset Value per share                             $      13.08        $      8.94       $      8.92         $       7.86
                                                      ============        ===========       ===========         ============

Maximum Offering Price per share
 ($13.08, $8.94, $8.92, $7.86/0.9475,
 respectively)                                        $      13.80        $      9.44       $      9.41         $       8.30
                                                      ============        ===========       ===========         ============



                See accompanying notes to financial statements

Life Cycle Mutual Funds, Inc.
Statements of Operations
For the Year Ended July 31, 1997



                                                            Equity             Bond            Retirement         Harvest
                                                             Fund              Fund           Income Fund          Fund
                                                          -----------       ----------        -----------        ---------
INVESTMENT INCOME
Interest                                                  $    36,727       $   14,488         $   16,206        $   21,277
Dividend                                                      201,102              -                  -                -
                                                          -----------       ----------         ----------        ----------
  Total income                                                237,829           14,488             16,206            21,277
                                                          -----------       ----------         ----------        ----------

EXPENSES
Advisory (Note 3)                                              44,017            2,249              2,407             3,349
Administration (Note 3)                                       211,534           10,806             11,565            16,095
Custodian                                                      13,571            9,347              9,010             9,804
Legal                                                          22,542            1,151              1,232             1,715
Fund accounting                                                   977              503                416                20
12b-1 distribution fees (Note 3)                               44,017            2,249              2,407             3,349
Amortization or organization expenses                           6,723            6,723              5,322             6,723
Insurance                                                      13,315              680                728             1,013
Audit                                                          38,499            1,967              2,105             2,929
Registration                                                   14,187            7,870              7,877             8,140
Transfer agent fees (Note 3)                                   31,468            8,069              2,629             3,624
Directors' fees                                                10,576              540                578               805
Printing                                                       14,076              719                770             1,071
Miscellaneous                                                   9,651            4,381              4,596               637
                                                          -----------       ----------         ----------        ----------
  Total Expenses before waivers                               457,153           57,254             51,642            59,274
  Less: Expenses waived                                       (44,017)          (2,249)            (2,407)           (3,349)
  Less: Expenses expected to be reimbursed by Advisor        (316,692)         (49,165)           (42,979)          (47,219)
  Allowance charged against receivable from Advisor           263,807           46,464             40,088            43,196
                                                          -----------       ----------         ----------        ----------
  Net expenses                                                378,251           52,304             46,344            51,902
                                                          -----------       ----------         ----------        ----------
Net Investment Income (Loss)                                 (140,422)         (37,816)           (30,138)          (30,625)
                                                          -----------       ----------         ----------        ----------

REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains on
 investments                                                  280,574             -                  -                    8
Net change in unrealized
 appreciation/(depreciation)
 on investments                                             1,236,697            5,441              5,668               (32)
                                                          -----------       ----------         ----------        ----------
Net realized and unrealized
 gain/(loss) on
 investments                                                1,517,271            5,441              5,668               (24)
                                                          -----------       ----------         ----------        ----------
Change in net assets
 resulting from operations                                $ 1,376,849       $  (32,375)        $  (24,470)       $  (30,649)
                                                          ===========       ==========         ==========        ==========



                See accompanying notes to financial statements

Life Cycle Mutual Funds, Inc.
Statements of Changes in Net Assets


                                                            Equity                                           Bond
                                                             Fund                                            Fund
                                             --------------------------------------           -------------------------------------
                                                                           October 2,                                    October 4,
                                                  Year                      1995 (a)                 Year                 1995 (a)
                                                  Ended                     through                 Ended                 through
                                                 July 31,                   July 31,               July 31,               July 31,
                                                   1997                       1996                   1997                   1996
                                             --------------           --------------          --------------          -------------
OPERATIONS
  Net investment income (loss)               $     (140,422)          $       27,052          $      (37,816)         $      2,868
  Net realized gains from
    investment transactions                         280,574                  116,521                       0                     0
  Net change in unrealized appreciation/
    (depreciation) from investments               1,236,697                  (83,016)                  5,441                (2,506)
                                             --------------            -------------           -------------           -----------
  Change in net assets
    resulting from operations                     1,376,849                   60,557                 (32,375)                  362
                                             --------------            -------------           -------------           -----------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                              0                  (27,052)                      0                (2,868)
  In excess of net investment income               (123,384)                       0                  (8,645)                    0
  From net realized gains                          (140,470)                       0                       0                     0
                                             --------------            -------------           -------------           -----------
  Change in net assets from
    shareholder distributions                      (263,854)                 (27,052)                 (8,645)               (2,868)
                                             --------------            -------------           -------------           -----------

CAPITAL SHARE TRANSACTIONS
  Proceeds from sales of shares                   5,705,776                3,759,918                 262,550               198,264
  Net asset value of shares issued to
    shareholders in reinvestment
    of dividends                                    204,665                   17,037                   7,693                 2,868
  Net asset value of shares redeemed             (1,146,572)                (884,240)                (47,109)               (1,607)
                                             --------------            -------------           -------------           -----------
  Change in net assets from
    capital share transactions                    4,763,869                2,892,715                 223,134               199,525
                                             --------------            -------------           -------------           -----------
Change in net assets                              5,876,864                2,926,220                 182,114               197,019

NET ASSETS
  Beginning of Year                               2,951,220                   25,000                 222,019                25,000
                                             --------------            -------------           -------------           -----------
  End of Year                                $    8,828,084            $   2,951,220           $     404,133           $   222,019
                                             ==============            =============           =============           ===========


(a) Commencement of Operations.

                See accompanying notes to financial statements

Life Cycle Mutual Funds, Inc.
Statements of Changes in Net Assets (continued)

                                                              Retirement                               Harvest
                                                              Income Fund                                Fund
                                                    ---------------------------------         -------------------------------
                                                                           October 4,                              October 4,
                                                        Year                 1995 (a)             Year              1995 (a)
                                                        Ended               through               Ended              through
                                                       July 31,             July 31,             July 31,            July 31,
                                                         1997                 1996                 1997                1996
                                                    ------------         -------------        -----------         -----------
OPERATIONS
  Net investment income (loss)                      $    (30,138)        $       3,922        $   (30,625)        $    20,365
  Net realized gains/(losses) from
    investment transactions                                    0                     0                  8                (300)
  Net change in unrealized appreciation/
    (depreciation) from investments                        5,668                (4,278)               (32)                  0
                                                    ------------         -------------        -----------         -----------
  Change in net assets
    resulting from operations                            (24,470)                 (356)           (30,649)             20,065
                                                    ------------         -------------        -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                   0                (3,922)                 0             (20,365)
  In excess of net investment income                      (9,950)                    0            (11,518)                  0
                                                    ------------         -------------        -----------         -----------
  Change in net assets from
     shareholder distributions                            (9,950)               (3,922)           (11,518)            (20,365)
                                                    ------------         -------------        -----------         -----------

CAPITAL SHARE TRANSACTIONS
  Proceeds from sales of shares                          189,920               299,865          1,188,101           2,279,287
  Net asset value of shares issued to
    shareholders in reinvestment
    of dividends                                           9,205                 3,922              9,943              20,098
  Net asset value of shares redeemed                     (76,229)              (52,347)        (1,924,981)         (1,399,392)
                                                    ------------         -------------        -----------         -----------
  Change in net assets from
    capital share transactions                           119,896               251,440           (726,937)            899,993
                                                    ------------         -------------        -----------         -----------
Change in net assets                                      85,476               247,162           (769,104)            899,693


NET ASSETS
  Beginning of Year                                      272,162                25,000            924,693              25,000
                                                    ------------         -------------        -----------         -----------
  End of Year                                       $    357,638         $     272,162        $   155,589         $   924,693
                                                    ============         =============        ===========         ===========


(a) Commencement of Operations



                See accompanying notes to financial statements

LIFE CYCLE MUTUAL FUNDS, INC.
Financial Highlights
For a share of beneficial interest outstanding throughout each period


                                                       Equity Fund                   Bond Fund
                                                 ------------------------      -----------------------
                                                               October 2,                    October 4,
                                                   Year        1995 (a)(d)       Year        1995 (a)(d)
                                                  Ended          through        Ended         through
                                                 July 31,       July 31,       July 31,       July 31,
                                                   1997           1996           1997          1996
                                                 -------       ----------      --------      ---------
Net Asset Value, Beginning of Period              $ 10.68         $ 10.00      $  9.82       $ 10.00
                                                  -------         -------      -------       -------
Income from Investment Operations:
  Net investment income (loss)                      (0.16)           0.12        (0.73)         0.22
  Net realized/unrealized gains/
    (losses) on investments                          3.10            0.68         0.15         (0.18)
                                                  -------         -------      -------       -------
  Total from Investment Operations                   2.94            0.80        (0.58)         0.04
                                                  -------         -------      -------       -------

Less Distributions:
  Dividends from net investment income               0.00           (0.12)        0.00         (0.22)
  Dividends in excess of net investment income      (0.23)           0.00        (0.30)         0.00
  Distributions from net realized gains/losses      (0.31)           0.00         0.00          0.00
                                                  -------         -------      -------       -------
  Total Distributions                               (0.54)          (0.12)       (0.30)        (0.22)
                                                  -------         -------      -------       -------

Net Asset Value, End of Period                    $ 13.08         $ 10.68      $  8.94       $  9.82
                                                  =======         =======      =======       =======

Total Return                                        28.13%           8.05%(b)    (6.20)%        0.39%(b)


Net Assets, End of Period (in thousands)          $ 8,828         $ 2,951      $   404       $   222
Ratios Average Net Assets of:
  Net investment income (loss)                      (2.39)%          1.82%(c)   (12.61)%        2.51%(c)
  Expenses net of waivers                            6.44 %          1.95%(c)    17.45 %        1.95%(c)
  Expenses before waivers*                           8.10 %          9.70%(c)    19.10 %       76.34%(c)

Portfolio Turnover Rate                             60.59%         132.00%(b)     0.00%         0.00%


  * During the period, certain fees were voluntarily waived or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of Operations.
(b) Not annualized.
(c) Annualized.
(d) Per share amounts based on the average number of shares outstanding during the period from commencement of operations to July 31, 1996.


                See accompanying notes to financial statements

LIFE CYCLE MUTUAL FUNDS, INC.
Financial Highlights
For a share of beneficial interest outstanding throughout each period


                                                  Retirement Income Fund           Harvest Fund
                                                 ------------------------      -----------------------
                                                               October 4,                    October 4,
                                                   Year        1995 (a)(d)       Year        1995 (a)(d)
                                                  Ended          through        Ended         through
                                                 July 31,       July 31,       July 31,       July 31,
                                                   1997           1996           1997          1996
                                                 -------       ----------      --------      ---------
Net Asset Value, Beginning of Period              $  9.76         $ 10.00      $ 10.00       $ 10.00
                                                  -------         -------      -------       -------
Income from Investment Operations:
  Net investment income (loss)                      (0.70)           0.24        (1.87)         0.20
  Net realized/unrealized gains/
    (losses) on investments                          0.16           (0.24)       (0.01)         0.00
                                                  -------         -------      -------       -------
  Total from Investment Operations                  (0.54)           0.00        (1.88)         0.20
                                                  -------         -------      -------       -------

Less Distributions:
  Dividends from net investment income               0.00           (0.24)        0.00         (0.20)
  Dividends in excess of net investment income      (0.30)           0.00        (0.26)         0.00
                                                  -------         -------      -------       -------
  Total Distributions                               (0.30)          (0.24)       (0.26)        (0.20)
                                                  -------         -------      -------       -------

Net Asset Value, End of Period                    $  8.92         $  9.76      $  7.86       $ 10.00
                                                  =======         =======      =======       =======

Total Return                                        (5.74)%         (0.02)%(b)  (19.30)%        2.05%(b)

Net Assets, End of Period (in thousands)          $   358         $   272      $   156       $   925
Ratios to Average Net Assets of:
  Net investment income (loss)                      (9.39)%          2.83%(c)    (6.86)%        2.44%(c)
  Expenses net of waivers                           14.44 %          1.95%(c)    11.62 %        1.95%(c)
  Expenses before waivers*                          16.09 %         60.32%(c)    13.27 %       12.38%(c)


  * During the period, certain fees were voluntarily waived or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of Operations.
(b) Not annualized.
(c) Annualized.
(d) Per share amounts based on the average number of shares outstanding during the period from commencement of operations to July 31, 1996.


                See accompanying notes to financial statements

LIFE CYCLE MUTUAL FUNDS(TM), INC.
Notes to Financial Statements
July 31, 1997

     1. DESCRIPTION. Life Cycle Mutual Funds(TM), Inc. (i.e., The "Fund") was organized on June 25, 1995, and is registered under the Investment Company Act of 1940, as amended, as an open end, management investment company and currently consists of four separate investment portfolios (collectively the "Portfolios"): the Life Cycle Equity Fund(TM) (the "Equity Fund"), the Life Cycle Bond Fund(TM) (the "Bond Fund"), the Life Cycle Retirement Income Fund(TM) (the "Retirement Income Fund"), and the Life Cycle Harvest Fund(TM) (the "Harvest Fund"). The Portfolios are offered in connection with an age-based asset allocation program (the "Life Cycle Program") which is designed to meet the long-term retirement investment needs of individual investors. The Life Cycle Program is intended to manage investors' retirement assets by making disciplined age-based asset allocation decisions to achieve this overall objective. The Equity Fund's investment objective is to maximize investors' total return by investing in a portfolio of common stocks selected from the Standard & Poor's 500 Index on the basis of such stocks' ability to provide capital appreciation and generate dividend income. The Bond Fund's investment objective is to maximize income consistent with the preservation of capital. The Bond Fund intends to achieve its investment objective, with a low risk to capital, by investing in a laddered portfolio of bonds issued and backed by the full faith and credit of the U.S. Government and its agencies and instrumentalities, mortgage-backed securities, and investment-grade debt securities issued by corporations and banks. The Retirement Income Fund's investment objective is to maximize income consistent with the preservation of capital. The Retirement Income Fund intends to achieve its investment objective, with moderate risk to capital, by investing in a laddered portfolio of bonds issued and backed by the full faith and credit of the U.S. Government and its agencies and instrumentalities, mortgage-backed securities, and investment-grade debt securities issued by corporations and banks. The Harvest Fund seeks to earn income consistent with the preservation of capital. The Harvest Fund intends to achieve its investment objective by investing in a laddered portfolio of short-term bonds issued and backed by the full faith and credit of the U.S. Government and its agencies and instrumentalities, negotiable CD's, repurchase agreements, and short-term corporate debt securities.

     On October 7, 1997, sales of the Fund's shares were suspended by the Fund's distributor. At a meeting of the Fund's Board of Directors held on May 29, 1998, the Board determined that the continued operation of the Portfolios was not economically feasible or in the best interests of the Portfolios or their shareholders and adopted a Plan of Liquidation and Dissolution (the "Plan"). At the same meeting, the Board accepted the resignation of Benson White & Company ("the Advisor") as the Portfolios' investment advisor and appointed Wilmington Trust Company as the interim advisor (See also Notes 2F and 6).



     2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Fund:


  A. Portfolio Valuation. The net asset value per share of the Portfolios is calculated as of 4:00 P.M. (Eastern Time). Securities listed on an exchange are valued at the last sales price prior to the time the valuation is made. If there has been no sale since the immediately previous

LIFE CYCLE MUTUAL FUNDS(TM), INC.
Notes to Financial Statements
July 31, 1997

security is primarily traded. Over-the-counter securities are valued on the basis of the quoted bid price. Assets for which market quotations are not readily available are valued in accordance with procedures established by the Fund's Board of Directors, including use of an independent pricing service. Short-term securities with maturities of 60 days or less are valued at amortized cost, if their terms to maturity at purchase were 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity at purchase exceeded 60 days.

  B. Securities Transactions and Investment Income. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and accretion of discount, is accrued daily.

  C. Distributions to Shareholders. The Bond Fund, Retirement Income Fund, and Harvest Fund declare dividends from net investment income daily and distribute that income monthly. The Equity Fund declares and distributes net investment income on a quarterly basis. Net realized capital gains will be declared and distributed annually. Distributions are recorded on the ex-dividend date.

  D. Federal Income Tax. It is the policy of each of the Portfolios to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Portfolios will not be subject to Federal income taxes to the extent that they distribute the majority of their taxable income for the fiscal year. The Portfolios also intend to meet the distribution requirements to avoid the payment of an excise tax.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The reserve against the receivable from the Advisor (See Note 2F) is not currently deductible for federal income tax purposes. Accordingly, this "book/tax" difference is considered a temporary difference and the dividends paid to shareholders during the year ended July 31, 1997 have been classified as dividends in excess of net investment income in the accompanying statements of changes in net assets.

  E. Organization Expenses. Costs incurred in connection with the organization and initial registration of the Fund have been deferred and are being amortized on a straight-line basis over sixty months beginning with each Portfolio's commencement of operations. In the event any of the initial shares of any of the Portfolios are redeemed, the appropriate Portfolio should be reimbursed for any unamortized organization expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at time of redemption.

     Subsequent to July 31, 1997 a portion of the initial shares were redeemed. To date, the redemption has not been reduced by a proportional share of the unamortized organization expenses (See Note 2F).

LIFE CYCLE MUTUAL FUNDS(TM), INC.
Notes to Financial Statements
July 31, 1997


  F. Net Asset Value Overstatement. In October 1997 the Board of Directors of the Fund elected to establish an allowance against the receivable from the Advisor arising from the Advisor's voluntary commitment to reimburse Fund expenses in excess of 1.95% of average net assets (See Note 3). For financial reporting purposes, a 100% allowance has also been established against the receivable from the Advisor at July 31, 1997. While the Board in its oversight role determined that an allowance was appropriate in October 1997 and at July 31, 1997, it is uncertain whether at some earlier date an allowance should have been established as part of the Fund's daily net asset per share (NAV) calculations. In the event that a regulator or other authority determines that the allowance should have been established at some earlier date, NAVs and shares outstanding could be materially impacted (defined as greater than one penny per share) as of July 31, 1997. The Board of Directors and the Fund believe the NAV and shares outstanding as of July 31, 1997 are appropriately stated, however, there remains a significant uncertainty as to whether the recording of the allowance as of an earlier date would be necessary.

     In addition, throughout the year, and at July 31, 1997, the Fund had recorded as an asset unamortized organization expenses. As discussed previously, in the event of any redemption of the initial shares the Portfolios would be reimbursed for any unamortized organization expenses. Subsequent to July 31, 1997 the initial shares of the Fund were redeemed by the Advisor and to date the unamortized organization expenses have not been reimbursed.

     The proceeds from the redemption are currently being held in escrow amounting to $88,518 pending the final determination as to who is entitled to those proceeds in relation to each of the matters discussed above. It is uncertain whether the Fund will ultimately be reimbursed for its unamortized expenses. In the event it is determined that the Fund is not entitled to recovery of its unamortized organization expenses from the redemption proceeds, the assets recorded for unamortized organization expenses would be written off to expense and the net assets of the Fund would be reduced accordingly.

     Subsequent to July 31, 1997, each Portfolio continued to overstate its NAVs as a result of the aforementioned issue. These overstatements likely had a material adverse impact on the net asset value of each Portfolio of the Fund, but the impact has not been quantified.

  G. Determination of Net Asset Value and Calculation of Expenses. Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among each Portfolio within the Fund in relation to the net assets of each Portfolio.

  H. Use of Estimates. Estimates and assumptions are required to be made regarding assets, liabilities, and changes in net assets resulting from operations when financial statements are prepared. Actual results could differ from these amounts.

LIFE CYCLE MUTUAL FUNDS(TM), INC.
Notes to Financial Statements
July 31, 1997



     3.  INVESTMENT ADVISORY, ADMINISTRATIVE AND OTHER TRANSACTIONS WITH
AFFILIATES.   The Fund has entered into an investment advisory agreement (the
"Investment Advisory Agreement") with Benson White & Company (the "Advisor" or "Benson White"). The Investment Advisory Agreement provides for the Advisor to supervise all aspects of the Fund's operations and provide investment advice and portfolio management services to the Fund.


Subject to the general supervision of the Fund's Board of Directors, the Advisor makes each Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the portfolio investments. The Advisor is also responsible for the management and implementation of the Life Cycle Program. Pursuant to the terms of the Investment Advisory Agreement, the Advisor is paid a monthly advisory fee equal to 0.75% of each Portfolio's average daily net assets per annum.

For the year ended July 31, 1997, the Advisor earned fees of $44,017, $2,249, $2,407, and $3,349 for the Equity, Bond, Retirement Income, and Harvest Funds, respectively. For the year ended July 31, 1997, the Advisor voluntarily waived fees of $44,017, $2,249, $2,407, and $3,349 for the Equity, Bond, Retirement Income, and Harvest Funds, respectively.

The Advisor had voluntarily agreed to cap the expense ratios at 1.95% for each Portfolio. In order to maintain that expense ratio, the Advisor had agreed to reimburse expenses in excess of its advisory fees as follows: Equity Fund - $316,692; Bond Fund - $49,165; Retirement Income Fund - $42,979; Harvest Fund - $47,219. During the year ended July 31, 1997, the Advisor did reimburse expenses to the Fund for a total of $62,500; however, the Advisor was ultimately unable to fulfill its entire commitment. This resulted in each Portfolio recording an allowance against their receivable from the Advisor in the following amounts: Equity Fund - $263,807; Bond Fund - $46,464; Retirement Income Fund - $40,088; Harvest Fund - $43,196.

During the year ended July 31, 1997 certain expenses were inappropriately allocated between Portfolios. As a result, the Equity, Bond and Retirement Income Funds paid certain expenses on behalf of the Harvest Fund. As of July 31, 1997, the Harvest Fund had recorded an interfund payable in the amount of $11,087 and the Equity, Bond and Retirement Income Funds had recorded interfund receivables of $4,755, $3,092, and $3,240, respectively. Subsequent to July 31, 1997 the Harvest Fund was liquidated prior to satisfying the aforementioned interfund payable. As a result, the interfund receivables as of July 31, 1997 have been deemed uncollectible and were written off to miscellaneous expenses in the statement of operations.

LIFE CYCLE MUTUAL FUNDS(TM), INC.
Notes to Financial Statements
July 31, 1997

BISYS Fund Services ("BISYS") is responsible for providing the portfolios with administrative, fund accounting, dividend and capital gains distribution and transfer agency services. BISYS assumed these functions during the year ended July 31, 1997, following the acquisition by the BISYS Group, Inc. of the Mutual Funds Division of Furman Selz, LLC ("Furman Selz"), which organization had previously provided these services to the portfolios.

Pursuant to an administrative services agreement, BISYS receives a fee, payable monthly, equal to 0.20% of the Fund's aggregate average net assets, subject to a minimum of $250,000 per year, plus out of pocket expenses. For the year ended July 31, 1997, BISYS and Furman Selz earned, in the aggregate, $250,000 for services provided to the Fund. This amount is allocated to each Fund based on average net assets.

The Fund entered into a distribution agreement (the "Distribution Agreement") with Life Cycle Mutual Funds Distributors, Inc., an affiliate of BISYS. Under the Distribution Agreement, Life Cycle Mutual Funds Distributors, Inc., as agent for the Fund, agrees to use its best efforts as sole distributor of the Fund's shares. Under the agreement, the distributor will receive an annual fee of 0.75% of average daily net assets in return for financing certain distribution and shareholder related activities related to the Fund's shares.



     4. SECURITIES TRANSACTIONS. Purchase and Sale Transactions. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the Equity Fund was $7,433,585 and $3,034,035, respectively, for the year ended July 31, 1997.

LIFE CYCLE MUTUAL FUNDS(TM), INC.
Notes to Financial Statements
July 31, 1997

5. CAPITAL SHARE TRANSACTIONS. The Fund is authorized to issue 20 billion shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Portfolios were as follows:


                                 Equity Fund               Bond Fund
                                 -----------               ---------
                                        October 2,               October 4,
                               Year      1995 (a)       Year      1995 (a)
                              Ended       through      Ended      through
                             July 31,    July 31,     July 31,    July 31,
                               1997        1996         1997       1996
                             -------    ---------     -------    ---------

Beginning balance             276,239         2,500     22,605        2,500
                              -------       -------     ------       ------

Shares sold                   477,791       351,123     26,576       19,977
Shares issued in
reinvestment of dividends      17,426         1,598        780          291
Shares redeemed               (96,688)      (78,982)    (4,777)        (163)
                              -------       -------     ------       ------

Net increase in shares        398,529       273,739     22,579       20,105
                              -------       -------     ------       ------

Ending balance                674,768       276,239     45,184       22,605
                              =======       =======     ======       ======






                                     Retirement Income Fund        Harvest Fund
                                     ----------------------        ------------

                                                 October 4,              October 4,
                                       Year       1995 (a)      Year      1995 (a)
                                       Ended       through      Ended      through
                                     July 31,     July 31,    July 31,    July 31,
                                       1997         1996        1997        1996
                                     ---------  -----------  ---------  -----------
Beginning balance                      27,883        2,500     92,499        2,500
                                       ------       ------   --------     --------

Shares sold                            19,020       30,286    118,928      227,927
Shares issued in
reinvestment of dividends                 937          397        995        2,010
Shares redeemed                        (7,761)      (5,300)  (192,639)    (139,938)
                                       ------       ------   --------     --------

Net increase/(decrease) in shares      12,196       25,383    (72,716)      89,999
                                       ------       ------   --------     --------

Ending balance                         40,079       27,883     19,783       92,499
                                       ======       ======   ========     ========

(a) Commencement of Operations.



As of July 31, 1997, one shareholder held approximately 14.5% of the outstanding shares of the Equity Fund, four shareholders held approximately 65.1% of the outstanding shares of the Retirement Income Fund and two shareholders held approximately 96.2% of the outstanding shares of the Harvest Fund (including the Advisor, who held approximately 46.5% of the outstanding shares of the Harvest
Fund).

LIFE CYCLE MUTUAL FUNDS(TM), INC.
Notes to Financial Statements
July 31, 1997


     6. SUBSEQUENT EVENTS. The Fund proposes to liquidate the assets of the Portfolios and dissolve pursuant to the provisions of a Plan of Liquidation and Dissolution (the "Plan") as approved by the Board of Directors on May 29, 1998, when the Board determined that an orderly liquidation of the Portfolios' assets was in the best interests of the Fund and its shareholders. The Plan provides for the complete liquidation of the Portfolios and distribution of their net assets to shareholders. If the Plan is approved by the requisite shareholder vote, the Fund will undertake to liquidate each Portfolio's assets at market prices and on such terms and conditions as the Fund's investment adviser shall determine to be reasonable and in the best interests of the Portfolios and their shareholders. The Fund will bear the costs associated with the proposed liquidation. These financial statements do not include the costs and fees of liquidation and dissolution.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of the Life Cycle Mutual Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the Life Cycle Equity, Bond, Retirement Income, and Harvest Funds (the "Funds") of the Life Cycle Mutual Funds, Inc. as of July 31, 1997, the related statements of operations for the year then ended, and changes in net assets and financial highlights for each of the two years (or periods) in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising the Life Cycle Mutual Funds, Inc. as of July 31, 1997, the results of their operations, the changes in net assets, and financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.

As more fully discussed in Note 2F the calculation of the net asset value per share and shares outstanding of the Funds at July 31, 1997 are subject to the timing of when certain of the Funds' assets were deemed uncollectible. As more fully discussed in Note 6 the Board of Directors has approved a plan of liquidation and dissolution.



PricewaterhouseCoopers LLP


2400 Eleven Penn Center
Philadelphia, Pennsylvania
September 4, 1998